Other (Losses) Gains (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Share of net income from investment in associates	$ 33	$ (293)
Loss on extinguishment of derivative investment	0	(9,096)
Unrealized loss on derivative investments	(15,796)	(19,951)
Unrealized gain on derivative liability	27,663	90,263
Unrealized gain (loss) on changes in contingent consideration fair value	5,238	(5)
Gain (loss) on disposal of assets held for sale and property, plant and equipment	(914)	373
Gain on loss of control of subsidiary	(2,750)	0
Government grant income	0	10,757
Provisions	(4,145)	(3,372)
Realized loss on repurchase of convertible debt	(10,874)	(19,353)
Other losses	(3,564)	(2,235)
Total other (losses) gains	$ (5,109)	$ 47,088